Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Other Long-Term Liabilities [Line Items]
Deferred pre-COD cash flows (note 17)	$ (34,511)	$ 0
Pension obligations	(20,221)	(21,209)
Non-current portion of operating lease liabilities	(5,174)	(5,124)
Day 1 gain deferred revenue	0	(6,604)
Deferred commissioning period revenue	0	(2,145)
Other	(2,316)	(6,694)
Other non-current liabilities	(246,222)	(225,776)
Non current contract liabilities	34,511	2,145
FLNG Hilli
Other Long-Term Liabilities [Line Items]
Asset retirement obligations, noncurrent		6,400
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities		5,100
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities		1,500
VIE debt
Other Long-Term Liabilities [Line Items]
VIE dividend payable	(184,000)	(184,000)
Other non-current liabilities	$ (184,000)	$ (184,000)